Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Global Trust
Entity Central Index Key	0001124459
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Franklin International Growth Fund
Class Name	Class A
Trading Symbol	FNGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Growth Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$114	1.11%
[1]
Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Franklin International Growth Fund returned 6.00%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 11.21% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Information technology holding, Keywords Studios, a U.K.-listed provider of creative, technical and player-support services to the video game industry, on the news that it may be acquired by a European private equity group

↑	In financials, U.K.-based asset management firm Intermediate Capital Group following fiscal 2024 results that exceeded consensus estimates
↑
Shares of CyberArk Software, a provider of identity security software solutions based in the U.S., after the company reported first-quarter 2024 financials that exceeded both revenue and earnings consensus estimates

Top detractors from performance:
↓	Shares of Evotec, a German biotechnology contract development and manufacturing company, as management’s outlook for 2024 profit was more cautious than consensus expectations
↓	In financials, shares of the Dutch online payments firm Adyen moved lower after its first half 2023 financial report indicated slowing growth in North America
↓	Genmab, a Danish biotechnology company, as investors expected the phase-out of its treatment for multiple myeloma, Darzalex, to restrain future revenue growth

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class A	6.00	4.87	5.49
Class A (with sales charge)	0.17	3.69	4.90
MSCI All Country World ex-US Index-NR	9.75	6.29	4.18
MSCI EAFE Index-NR	11.21	7.35	4.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,016,026,021
Holdings Count | $ / shares	34	[2]
Advisory Fees Paid, Amount	$ 7,848,350
Investment Company Portfolio Turnover	17.56%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$1,016,026,021
Total Number of Portfolio Holdings*	34
Total Management Fee Paid	$7,848,350
Portfolio Turnover Rate	17.56%
[2]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On December 1, 2023, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in the health care sector.
Related disclosure regarding the risks of investing in securities in the health care sector was also added to the Fund’s principal risks.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2024, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin International Growth Fund
Class Name	Class C
Trading Symbol	FNGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Growth Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$191	1.86%
[3]
Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of Franklin International Growth Fund returned 5.19%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 11.21% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Information technology holding, Keywords Studios, a U.K.-listed provider of creative, technical and player-support services to the video game industry, on the news that it may be acquired by a European private equity group

↑	In financials, U.K.-based asset management firm Intermediate Capital Group following fiscal 2024 results that exceeded consensus estimates
↑
Shares of CyberArk Software, a provider of identity security software solutions based in the U.S., after the company reported first-quarter 2024 financials that exceeded both revenue and earnings consensus estimates

Top detractors from performance:
↓	Shares of Evotec, a German biotechnology contract development and manufacturing company, as management’s outlook for 2024 profit was more cautious than consensus expectations
↓	In financials, shares of the Dutch online payments firm Adyen moved lower after its first half 2023 financial report indicated slowing growth in North America
↓	Genmab, a Danish biotechnology company, as investors expected the phase-out of its treatment for multiple myeloma, Darzalex, to restrain future revenue growth

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C	5.19	4.09	4.70
Class C (with sales charge)	4.19	4.09	4.70
MSCI All Country World ex-US Index-NR	9.75	6.29	4.18
MSCI EAFE Index-NR	11.21	7.35	4.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,016,026,021
Holdings Count | $ / shares	34	[4]
Advisory Fees Paid, Amount	$ 7,848,350
Investment Company Portfolio Turnover	17.56%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$1,016,026,021
Total Number of Portfolio Holdings*	34
Total Management Fee Paid	$7,848,350
Portfolio Turnover Rate	17.56%
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On December 1, 2023, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in the health care sector.
Related disclosure regarding the risks of investing in securities in the health care sector was also added to the Fund’s principal risks.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2024, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin International Growth Fund
Class Name	Class R
Trading Symbol	FNGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Growth Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$140	1.36%
[5]
Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R shares of Franklin International Growth Fund returned 5.74%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 11.21% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Information technology holding, Keywords Studios, a U.K.-listed provider of creative, technical and player-support services to the video game industry, on the news that it may be acquired by a European private equity group

↑	In financials, U.K.-based asset management firm Intermediate Capital Group following fiscal 2024 results that exceeded consensus estimates
↑
Shares of CyberArk Software, a provider of identity security software solutions based in the U.S., after the company reported first-quarter 2024 financials that exceeded both revenue and earnings consensus estimates

Top detractors from performance:
↓	Shares of Evotec, a German biotechnology contract development and manufacturing company, as management’s outlook for 2024 profit was more cautious than consensus expectations
↓	In financials, shares of the Dutch online payments firm Adyen moved lower after its first half 2023 financial report indicated slowing growth in North America
↓	Genmab, a Danish biotechnology company, as investors expected the phase-out of its treatment for multiple myeloma, Darzalex, to restrain future revenue growth

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R	5.74	4.61	5.23
MSCI All Country World ex-US Index-NR	9.75	6.29	4.18
MSCI EAFE Index-NR	11.21	7.35	4.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,016,026,021
Holdings Count | $ / shares	34	[6]
Advisory Fees Paid, Amount	$ 7,848,350
Investment Company Portfolio Turnover	17.56%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$1,016,026,021
Total Number of Portfolio Holdings*	34
Total Management Fee Paid	$7,848,350
Portfolio Turnover Rate	17.56%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On December 1, 2023, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in the health care sector.
Related disclosure regarding the risks of investing in securities in the health care sector was also added to the Fund’s principal risks.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2024, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin International Growth Fund
Class Name	Class R6
Trading Symbol	FILRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Growth Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$77	0.75%
[7]
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R6 shares of Franklin International Growth Fund returned 6.35%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 11.21% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Information technology holding, Keywords Studios, a U.K.-listed provider of creative, technical and player-support services to the video game industry, on the news that it may be acquired by a European private equity group

↑	In financials, U.K.-based asset management firm Intermediate Capital Group following fiscal 2024 results that exceeded consensus estimates
↑
Shares of CyberArk Software, a provider of identity security software solutions based in the U.S., after the company reported first-quarter 2024 financials that exceeded both revenue and earnings consensus estimates

Top detractors from performance:
↓	Shares of Evotec, a German biotechnology contract development and manufacturing company, as management’s outlook for 2024 profit was more cautious than consensus expectations
↓	In financials, shares of the Dutch online payments firm Adyen moved lower after its first half 2023 financial report indicated slowing growth in North America
↓	Genmab, a Danish biotechnology company, as investors expected the phase-out of its treatment for multiple myeloma, Darzalex, to restrain future revenue growth

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R6	6.35	5.26	5.91
MSCI All Country World ex-US Index-NR	9.75	6.29	4.18
MSCI EAFE Index-NR	11.21	7.35	4.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,016,026,021
Holdings Count | $ / shares	34	[8]
Advisory Fees Paid, Amount	$ 7,848,350
Investment Company Portfolio Turnover	17.56%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$1,016,026,021
Total Number of Portfolio Holdings*	34
Total Management Fee Paid	$7,848,350
Portfolio Turnover Rate	17.56%
[8]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On December 1, 2023, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in the health care sector.
Related disclosure regarding the risks of investing in securities in the health care sector was also added to the Fund’s principal risks.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2024, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin International Growth Fund
Class Name	Advisor Class
Trading Symbol	FNGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Growth Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$89	0.86%
[9]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Advisor Class shares of Franklin International Growth Fund returned 6.26%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 11.21% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Information technology holding, Keywords Studios, a U.K.-listed provider of creative, technical and player-support services to the video game industry, on the news that it may be acquired by a European private equity group

↑	In financials, U.K.-based asset management firm Intermediate Capital Group following fiscal 2024 results that exceeded consensus estimates
↑
Shares of CyberArk Software, a provider of identity security software solutions based in the U.S., after the company reported first-quarter 2024 financials that exceeded both revenue and earnings consensus estimates

Top detractors from performance:
↓	Shares of Evotec, a German biotechnology contract development and manufacturing company, as management’s outlook for 2024 profit was more cautious than consensus expectations
↓	In financials, shares of the Dutch online payments firm Adyen moved lower after its first half 2023 financial report indicated slowing growth in North America
↓	Genmab, a Danish biotechnology company, as investors expected the phase-out of its treatment for multiple myeloma, Darzalex, to restrain future revenue growth

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	6.26	5.13	5.76
MSCI All Country World ex-US Index-NR	9.75	6.29	4.18
MSCI EAFE Index-NR	11.21	7.35	4.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,016,026,021
Holdings Count | $ / shares	34	[10]
Advisory Fees Paid, Amount	$ 7,848,350
Investment Company Portfolio Turnover	17.56%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$1,016,026,021
Total Number of Portfolio Holdings*	34
Total Management Fee Paid	$7,848,350
Portfolio Turnover Rate	17.56%
[10]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On December 1, 2023, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in the health care sector.
Related disclosure regarding the risks of investing in securities in the health care sector was also added to the Fund’s principal risks.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2024, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Emerging Market Debt Opportunities Fund
Class Name	Advisor Class
Trading Symbol	FEMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Emerging Market Debt Opportunities Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 321-8563.
Additional Information Phone Number	(800) 321-8563
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$107	1.00%
[11]
Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Advisor Class shares of Franklin Emerging Market Debt Opportunities Fund returned 13.78%. The Fund compares its performance to the JP Morgan EMBI Global Diversified Index, the JP Morgan EMBI Global Diversified ex-GCC Index, the JP Morgan GBI-EM Broad Diversified Index benchmark and the ICE BofA Emerging Market Corporate Plus (USD Hedged) Index, which returned 9.18%, 10.08%, 0.71% and 8.88%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Allocation to Surinamese U.S.-dollar bonds, the prices of which increased on the back of the country’s finalizing its U.S. $675 million debt exchange
↑	Allocation to Mozambique U.S.-dollar bonds, as the Fund received compensation following a settlement with Credit Suisse/UBS bank

Top detractors from performance:
↓	Exposure to the Brazilian real, which weakened due to the unwinding of investor positioning
↓	Exposure to the Mexican peso, which depreciated amid volatility related to the presidential and legislative elections
Use of derivatives and the impact on performance:
Currency derivatives, used to hedge the portfolio’s eastern European currency exposure back to the euro, provided a minimal contribution.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	13.78	3.71	4.06
Bloomberg Global Aggregate Index	3.00	-1.43	-0.06
JP Morgan EMBI Global Diversified Index	9.18	0.10	2.75
JP Morgan EMBI Global Diversified ex-GCC Index[1]	10.08	-0.31	N/A
JP Morgan GBI-EM Broad Diversified Index	0.71	-0.08	0.48
ICE BofA Emerging Market Corporate Plus (USD Hedged) Index	8.88	1.07	2.85
[12]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 321-8563 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 68,317,824
Holdings Count | $ / shares	98	[13]
Advisory Fees Paid, Amount	$ 275,120
Investment Company Portfolio Turnover	75.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$68,317,824
Total Number of Portfolio Holdings*	98
Total Management Fee Paid	$275,120
Portfolio Turnover Rate	75.07%
[13]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
1	Due to data availability, performance for the JPM EMBI Global Diversified ex-GCC Index is shown starting 12/31/15 using the Fund’s value on that date. Values prior to 12/31/2015 reflect the performance of the Fund.

[13]
*	Does not include derivatives, except purchased options, if any.